Offerings - Offering: 1	Jan. 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.50 per share
Amount Registered | shares	3,354,075
Proposed Maximum Offering Price per Unit | $ / shares	0.48
Maximum Aggregate Offering Price	$ 1,609,956.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 222.34
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers class A ordinary shares, par value US$0.50 per share (“Class A Ordinary Shares”), of J-Star Holding Co., Ltd. (the “Registrant”), that may become issuable under the J-Star Holding Co., Ltd. 2025 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional Class A Ordinary Shares which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Class A Ordinary Shares.Represents 3,354,075 Class A Ordinary Shares reserved for issuance under the Plan.